Disposal of a Subsidiary	6 Months Ended
Jun. 30, 2024
Disposal of a Subsidiary [Abstract]
DISPOSAL OF A SUBSIDIARY
23.	DISPOSAL OF A SUBSIDIARY

On February 6, 2024, the Company completed the disposal of its 51% equity interest in Handshake. The Company recorded a gain on disposal of $3,607 for the six months ended June 30, 2024. This disposal was classified as a discontinued operation. The business of Handshake represented the entirety of the Company’s information security segment through the disposal date, which is excluded from the Company’s segment reporting.